UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2006

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  April 21,2006
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Rita R Ricci   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   rricci@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  03-31-2006     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14 DATA RECORDS

Form 13F Information Table Value Total:    $174,940,530.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.






Name of Issuer	        Title of Class	CUSIP  Number	 Total value 		 Value X 100's
Shares or Principal Amount
SH/PRN   PUT/CALL                Invest Disc  Other Mngrs   Voting  Authority






   			   		   		     	                    	            		         	   	C>
Blackrock Municipal

Target Term Trust	Common Stock	09247M105	" $10,041,554.00 "	" 10,041 "	" 925,885 "	SH 		SOLE		925885
iShares MSCI Emerg
Mkts Index 	        Common Stock	464287234	" $5,028,485.00 "	" 5,028 "	" 56,980 "	SH 		SOLE		56980
iShares TR MSCI
EAFE Index Fd	        Common Stock	464287465	" $2,575,559.00 "	" 2,575 "	" 43,345 "	SH 		SOLE		43345
iShares FTSE/Xinhua
China 25 I	        Common Stock	464287184	" $1,865,237.00 "	" 1,865 "	" 30,270 "	SH 		SOLE		30270
IShares Tr 7 10 YR
Tres Index	        Common Stock	464287440	" $12,451,153.00 "	" 12,451 "	" 148,387 "	SH 		SOLE		148387
Ishares Tr Goldman
Sachs Corp 	        Common Stock	464287242	" $10,041,554.00 "	" 10,041 "	" 93,245 "	SH 		SOLE		93245
iShares Tr 1 3 Yr
Treas Index 		Common Stock	464287457	" $17,056,175.00 "	" 17,056 "	" 212,644 "	SH 		SOLE		212644
S & P 500 Depository
Receipt			Common Stock	78462F103	" $37,459,481.00 "	" 37,459 "	" 300,855 "	SH 		SOLE		300855
Sector Spdr TR SHS
Ben Int Uti		Common Stock	81369Y886	" $15,173,149.00 "	" 15,173 "	" 483,375 "	SH 		SOLE		483375
Select Sector Spdr
Fd Materials		Common Stock	81369Y100	" $9,032,905.00 "	" 9,032 "	" 298,312 "	SH 		SOLE		298312
Sector Spdr Tr
Consumer Staples	Common Stock	81369Y308	" $14,464,580.00 "	" 14,464 "	" 621,064 "	SH 		SOLE		621064
Select Sector Spdr
FD Health Care		Common Stock	81369Y209	" $14,791,894.00 "	" 14,791 "	" 466,327 "	SH 		SOLE		466327
Streetracks Gold
TR Gold SHS		Common Stock	863307104	" $7,771,300.00 "	" 7,771 "	" 150,665 "	SH 		SOLE	        150,665
Sector Spdr Tr
Energy 	                Common Stock 	81369Y506 	" $5,453,056.00 "       " 5,453 "	" 100,240 "     SH  		SOLE 	        100,240

							" $174,940,530.00 "

